Insurance Contracts - Schedule of Insurance Service Results (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩) [2]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	₩ 4,547,691		₩ 4,120,111
Changes in risk adjustment due to release of risk	215,381		196,724
Contractual service margin recognized in profit or loss for the services provided	1,245,076		1,094,389
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	204,156		158,234
Other insurance revenues	(6,833)		(1,741)
Insurance revenue	10,295,693	$ 7,975,160	9,550,101	[1]	₩ 16,107,858
Incurred claims and expenses	(8,099,757)		(7,445,758)
Amortization of insurance acquisition cash flows	(655,430)		(632,127)
Changes in fulfilment cash flows relating to incurred claims	313,333		225,126
Losses on onerous contracts and reversals	(273,104)		(136,239)
Other insurance service expenses	(3,790)		(647)
Insurance service expenses for insurance contracts	(8,718,748)	$ (6,753,641)	(7,989,645)	[1]	₩ (15,551,147)
Recovery of incurred reinsurance claims and expenses	828,064		583,995
Changes in fulfilment cash flows relating to incurred claims	(195,441)		(68,529)
Reinsurance income for reinsurance contracts	50,492		7,104
Other Reinsurance Income	0		(181)
Reinsurance Income	683,115		522,389
Expected recovery of incurred claims and expenses	(150,593)		(120,822)
Changes in risk adjustment due to release of risk	(8,158)		(6,094)
Contractual service margin recognized in profit or loss for the services received	(101)		(6,440)
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	1,097		615
Other reinsurance expenses	(157,755)		(132,741)
Reinsurance expense	(837,108)		(771,754)
Total insurance service result	1,422,952		1,311,091
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	6,205,471		5,567,717
Insurance service expenses for insurance contracts	(4,927,692)		(4,323,832)
Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	4,090,222		3,982,384
Insurance service expenses for insurance contracts	(3,791,056)		(3,665,813)
Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	183,105		121,954
Reinsurance expense	(679,353)
Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	500,010		400,435
Reinsurance expense			(639,013)
Death Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	254,876		249,018
Changes in risk adjustment due to release of risk	18,099		8,610
Contractual service margin recognized in profit or loss for the services provided	287,724		234,725
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	18,996		12,277
Other insurance revenues	(3,444)		(643)
Insurance revenue	576,251		503,987
Incurred claims and expenses	(255,897)		(273,796)
Amortization of insurance acquisition cash flows	(18,996)		(12,277)
Changes in fulfilment cash flows relating to incurred claims	12,947		13,809
Losses on onerous contracts and reversals	(10,570)		5,957
Other insurance service expenses	2,359		(780)
Insurance service expenses for insurance contracts	(270,157)		(267,087)
Recovery of incurred reinsurance claims and expenses	437		849
Changes in fulfilment cash flows relating to incurred claims	(203)		(230)
Reinsurance income for reinsurance contracts	242		(223)
Other Reinsurance Income	0		(4)
Reinsurance Income	476		392
Expected recovery of incurred claims and expenses	(951)		(965)
Changes in risk adjustment due to release of risk	(126)		(75)
Contractual service margin recognized in profit or loss for the services received	(1,280)		69
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	14		438
Other reinsurance expenses	(2,343)		(533)
Reinsurance expense	(2,343)		(533)
Total insurance service result	304,227		236,759
Death Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	576,251		503,987
Insurance service expenses for insurance contracts	(270,157)		(267,087)
Death Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
Death Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	476		392
Reinsurance expense	0
Death Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense			0
Health Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	33,177		29,396
Changes in risk adjustment due to release of risk	2,846		8,931
Contractual service margin recognized in profit or loss for the services provided	19,960		17,078
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	2,835		1,319
Other insurance revenues	(228)		(256)
Insurance revenue	58,590		56,468
Incurred claims and expenses	(36,962)		(33,206)
Amortization of insurance acquisition cash flows	(2,835)		(1,319)
Changes in fulfilment cash flows relating to incurred claims	(650)		1,690
Losses on onerous contracts and reversals	(13,678)		(3,044)
Other insurance service expenses	79		66
Insurance service expenses for insurance contracts	(54,046)		(35,813)
Recovery of incurred reinsurance claims and expenses	1,759		1,510
Changes in fulfilment cash flows relating to incurred claims	(198)		(409)
Reinsurance income for reinsurance contracts	148		97
Other Reinsurance Income	0		(8)
Reinsurance Income	1,709		1,190
Expected recovery of incurred claims and expenses	(2,081)		(1,691)
Changes in risk adjustment due to release of risk	(120)		(174)
Contractual service margin recognized in profit or loss for the services received	(369)		(347)
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	8		8
Other reinsurance expenses	(2,562)		(2,204)
Reinsurance expense	(2,562)		(2,204)
Total insurance service result	3,691		19,641
Health Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	58,590		56,468
Insurance service expenses for insurance contracts	(54,046)		(35,813)
Health Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
Health Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	1,709		1,190
Reinsurance expense	0
Health Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense			0
Pension Savings
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	35,907		37,311
Changes in risk adjustment due to release of risk	4,720		15,545
Contractual service margin recognized in profit or loss for the services provided	35,629		32,547
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	6,167		4,269
Other insurance revenues	(2,409)		(188)
Insurance revenue	80,014		89,484
Incurred claims and expenses	(36,344)		(37,624)
Amortization of insurance acquisition cash flows	(6,167)		(4,269)
Changes in fulfilment cash flows relating to incurred claims	(1,595)		6,159
Losses on onerous contracts and reversals	(9,537)		(16,648)
Other insurance service expenses	(4,453)		421
Insurance service expenses for insurance contracts	(58,096)		(51,961)
Recovery of incurred reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Reinsurance income for reinsurance contracts	0		0
Other Reinsurance Income	0		0
Reinsurance Income	0		0
Expected recovery of incurred claims and expenses	0		0
Changes in risk adjustment due to release of risk	0		0
Contractual service margin recognized in profit or loss for the services received	0		0
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	0		0
Other reinsurance expenses	0		0
Reinsurance expense	0		0
Total insurance service result	21,918		37,523
Pension Savings | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	80,014		89,484
Insurance service expenses for insurance contracts	(58,096)		(51,961)
Pension Savings | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
Pension Savings | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense	0
Pension Savings | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense			0
Variable Life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	85,464		79,863
Changes in risk adjustment due to release of risk	4,992		(5,363)
Contractual service margin recognized in profit or loss for the services provided	89,669		83,919
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	5,339		4,948
Other insurance revenues	(752)		(654)
Insurance revenue	184,712		162,713
Incurred claims and expenses	(89,211)		(87,844)
Amortization of insurance acquisition cash flows	(5,339)		(4,948)
Changes in fulfilment cash flows relating to incurred claims	1,823		4,756
Losses on onerous contracts and reversals	7,624		(60,085)
Other insurance service expenses	(1,775)		(354)
Insurance service expenses for insurance contracts	(86,878)		(148,475)
Recovery of incurred reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Reinsurance income for reinsurance contracts	0		0
Other Reinsurance Income	0		0
Reinsurance Income	0		0
Expected recovery of incurred claims and expenses	0		0
Changes in risk adjustment due to release of risk	0		0
Contractual service margin recognized in profit or loss for the services received	0		0
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	0		0
Other reinsurance expenses	0		0
Reinsurance expense	0		0
Total insurance service result	97,834		14,238
Variable Life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	184,712		162,713
Insurance service expenses for insurance contracts	(86,878)		(148,475)
Variable Life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
Variable Life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense	0
Variable Life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense			0
Life Insurance Compound
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0
Changes in risk adjustment due to release of risk	0		0
Contractual service margin recognized in profit or loss for the services provided	0		0
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	0		0
Other insurance revenues	0		0
Insurance revenue	0		0
Incurred claims and expenses	0		0
Amortization of insurance acquisition cash flows	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Losses on onerous contracts and reversals	0		0
Other insurance service expenses	0		0
Insurance service expenses for insurance contracts	0		0
Recovery of incurred reinsurance claims and expenses	2,233		3,362
Changes in fulfilment cash flows relating to incurred claims	410		(914)
Reinsurance income for reinsurance contracts	1,651		74
Other Reinsurance Income	0		(169)
Reinsurance Income	4,294		2,353
Expected recovery of incurred claims and expenses	(1,318)		(1,223)
Changes in risk adjustment due to release of risk	(47)		(43)
Contractual service margin recognized in profit or loss for the services received	(2,784)		(1,000)
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	1,075		169
Other reinsurance expenses	(3,074)		(2,097)
Reinsurance expense	(3,074)		(2,097)
Total insurance service result	1,220		256
Life Insurance Compound | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
Life Insurance Compound | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
Life Insurance Compound | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	4,294		2,353
Reinsurance expense	0
Life Insurance Compound | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense			0
Long Term Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	4,138,267		3,724,523
Changes in risk adjustment due to release of risk	184,724		169,001
Contractual service margin recognized in profit or loss for the services provided	812,094		726,120
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	170,819		135,421
Other insurance revenues	0		0
Insurance revenue	5,305,904		4,755,065
Incurred claims and expenses	(4,074,815)		(3,663,261)
Amortization of insurance acquisition cash flows	(173,030)		(182,676)
Changes in fulfilment cash flows relating to incurred claims	35,466		86,871
Losses on onerous contracts and reversals	(246,136)		(61,430)
Other insurance service expenses	0		0
Insurance service expenses for insurance contracts	(4,458,515)		(3,820,496)
Recovery of incurred reinsurance claims and expenses	127,608		119,913
Changes in fulfilment cash flows relating to incurred claims	1,979		(8,785)
Reinsurance income for reinsurance contracts	48,300		6,977
Other Reinsurance Income	0		0
Reinsurance Income	177,887		118,105
Expected recovery of incurred claims and expenses	(146,243)		(116,943)
Changes in risk adjustment due to release of risk	(7,865)		(5,802)
Contractual service margin recognized in profit or loss for the services received	4,332		(5,162)
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	0		0
Other reinsurance expenses	(149,776)		(127,907)
Reinsurance expense	(151,588)		(129,192)
Total insurance service result	873,688		923,482
Long Term Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	5,305,904		4,755,065
Insurance service expenses for insurance contracts	(4,458,515)		(3,820,496)
Long Term Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
Long Term Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	176,626		118,019
Reinsurance expense	(1,812)
Long Term Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	1,261		86
Reinsurance expense			(1,285)
General Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0
Changes in risk adjustment due to release of risk	0		0
Contractual service margin recognized in profit or loss for the services provided	0		0
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	0		0
Other insurance revenues	0		0
Insurance revenue	1,291,887		1,299,905
Incurred claims and expenses	(1,058,394)		(1,001,488)
Amortization of insurance acquisition cash flows	(131,289)		(124,077)
Changes in fulfilment cash flows relating to incurred claims	204,283		87,603
Losses on onerous contracts and reversals	(807)		(989)
Other insurance service expenses	0		0
Insurance service expenses for insurance contracts	(986,207)		(1,038,951)
Recovery of incurred reinsurance claims and expenses	566,668		461,449
Changes in fulfilment cash flows relating to incurred claims	(196,236)		(59,767)
Reinsurance income for reinsurance contracts	151		179
Other Reinsurance Income	0		0
Reinsurance Income	370,583		401,861
Expected recovery of incurred claims and expenses	0		0
Changes in risk adjustment due to release of risk	0		0
Contractual service margin recognized in profit or loss for the services received	0		0
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	0		0
Other reinsurance expenses	0		0
Reinsurance expense	(602,472)		(602,496)
Total insurance service result	73,791		60,319
General Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
General Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	1,291,887		1,299,905
Insurance service expenses for insurance contracts	(986,207)		(1,038,951)
General Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense	(602,472)
General Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	370,583		401,861
Reinsurance expense			(602,496)
Automobile Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0
Changes in risk adjustment due to release of risk	0		0
Contractual service margin recognized in profit or loss for the services provided	0		0
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	0		0
Other insurance revenues	0		0
Insurance revenue	2,714,975		2,566,770
Incurred claims and expenses	(2,388,765)		(2,267,353)
Amortization of insurance acquisition cash flows	(314,720)		(300,181)
Changes in fulfilment cash flows relating to incurred claims	61,059		24,238
Losses on onerous contracts and reversals	0		0
Other insurance service expenses	0		0
Insurance service expenses for insurance contracts	(2,642,426)		(2,543,296)
Recovery of incurred reinsurance claims and expenses	825		20,594
Changes in fulfilment cash flows relating to incurred claims	(1,193)		1,576
Reinsurance income for reinsurance contracts	0		0
Other Reinsurance Income	0		0
Reinsurance Income	(368)		22,170
Expected recovery of incurred claims and expenses	0		0
Changes in risk adjustment due to release of risk	0		0
Contractual service margin recognized in profit or loss for the services received	0		0
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	0		0
Other reinsurance expenses	0		0
Reinsurance expense	(9,478)		(8,304)
Total insurance service result	62,703		37,340
Automobile Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
Automobile Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	2,714,975		2,566,770
Insurance service expenses for insurance contracts	(2,642,426)		(2,543,296)
Automobile Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense	(9,478)
Automobile Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	(368)		22,170
Reinsurance expense			(8,304)
Overseas Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0
Changes in risk adjustment due to release of risk	0		0
Contractual service margin recognized in profit or loss for the services provided	0		0
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	0		0
Other insurance revenues	0		0
Insurance revenue	83,360		115,709
Incurred claims and expenses	(159,369)		(81,186)
Amortization of insurance acquisition cash flows	(3,054)		(2,380)
Changes in fulfilment cash flows relating to incurred claims	0		0
Losses on onerous contracts and reversals	0		0
Other insurance service expenses	0		0
Insurance service expenses for insurance contracts	(162,423)		(83,566)
Recovery of incurred reinsurance claims and expenses	128,534		(23,682)
Changes in fulfilment cash flows relating to incurred claims	0		0
Reinsurance income for reinsurance contracts	0		0
Other Reinsurance Income	0		0
Reinsurance Income	128,534		(23,682)
Expected recovery of incurred claims and expenses	0		0
Changes in risk adjustment due to release of risk	0		0
Contractual service margin recognized in profit or loss for the services received	0		0
Experience adjustments on reinsurance premium related to current and past services	0		0
Other reinsurance expenses	0		0
Other reinsurance expenses	0		0
Reinsurance expense	(65,591)		(26,928)
Total insurance service result	(16,120)		(18,467)
Overseas Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0
Insurance service expenses for insurance contracts	0		0
Overseas Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	83,360		115,709
Insurance service expenses for insurance contracts	(162,423)		(83,566)
Overseas Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0
Reinsurance expense	(65,591)
Overseas Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	₩ 128,534		(23,682)
Reinsurance expense			₩ (26,928)

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.